Eaton Vance
Focused Value Opportunities Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Air Freight & Logistics — 3.0%
United Parcel Service, Inc., Class B	20,225	$ 2,157,805
		$ 2,157,805
Banks — 7.6%
Bank of America Corp.	44,700	$ 2,306,520
Huntington Bancshares, Inc.	94,759	1,550,257
Wells Fargo & Co.	19,636	1,522,576
		$ 5,379,353
Biotechnology — 2.6%
AbbVie, Inc.	8,603	$ 1,873,045
		$ 1,873,045
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	14,251	$ 3,856,891
		$ 3,856,891
Building Products — 2.9%
Johnson Controls International PLC	15,343	$ 2,056,883
		$ 2,056,883
Capital Markets — 5.4%
Cboe Global Markets, Inc.	6,271	$ 2,091,755
Charles Schwab Corp.	19,685	1,719,484
		$ 3,811,239
Communications Equipment — 4.8%
Cisco Systems, Inc.	28,135	$ 3,388,017
		$ 3,388,017
Consumer Staples Distribution & Retail — 2.3%
U.S. Foods Holding Corp.(1)	20,316	$ 1,662,865
		$ 1,662,865
Containers & Packaging — 1.9%
Ball Corp.	24,895	$ 1,361,010
		$ 1,361,010
Electric Utilities — 4.1%
Entergy Corp.	14,567	$ 1,588,531
Security	Shares	Value
Electric Utilities (continued)
NRG Energy, Inc.	9,958	$ 1,335,169
		$ 2,923,700
Electrical Equipment — 2.7%
Emerson Electric Co.	13,577	$ 1,952,644
		$ 1,952,644
Food Products — 4.4%
Hershey Co.	9,043	$ 1,754,613
J.M. Smucker Co.	13,126	1,354,603
		$ 3,109,216
Ground Transportation — 2.9%
CSX Corp.	44,771	$ 2,026,335
		$ 2,026,335
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(1)	29,759	$ 1,437,657
		$ 1,437,657
Industrial Conglomerates — 2.7%
3M Co.	12,447	$ 1,906,009
		$ 1,906,009
Industrial REITs — 2.3%
First Industrial Realty Trust, Inc.	25,957	$ 1,605,960
		$ 1,605,960
Insurance — 5.0%
American International Group, Inc.	21,667	$ 1,608,341
Reinsurance Group of America, Inc., Class A	9,684	1,943,966
		$ 3,552,307
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A	2,783	$ 1,058,486
Meta Platforms, Inc., Class A	3,646	2,306,132
		$ 3,364,618
Machinery — 0.9%
Ingersoll Rand, Inc.	8,939	$ 640,390
		$ 640,390
Metals & Mining — 3.4%
Steel Dynamics, Inc.	9,408	$ 2,447,491
		$ 2,447,491

Eaton Vance
Focused Value Opportunities Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.6%
ConocoPhillips	14,755	$ 1,681,775
Phillips 66	10,376	1,824,931
Williams Cos., Inc.	16,493	1,177,435
		$ 4,684,141
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	41,102	$ 2,350,212
Merck & Co., Inc.	16,154	1,917,803
		$ 4,268,015
Semiconductors & Semiconductor Equipment — 10.4%
Intel Corp.(1)	25,373	$ 2,909,776
Micron Technology, Inc.	4,614	4,480,194
		$ 7,389,970
Software — 2.1%
Salesforce, Inc.	7,968	$ 1,522,685
		$ 1,522,685
Specialty Retail — 2.7%
Ross Stores, Inc.	8,196	$ 1,899,259
		$ 1,899,259
Total Common Stocks (identified cost $54,069,668)		$70,277,505

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.54%(2)	806,955	$ 806,955
Total Short-Term Investments (identified cost $806,955)		$ 806,955
Total Investments — 99.9% (identified cost $54,876,623)		$71,084,460
Other Assets, Less Liabilities — 0.1%		$ 56,099
Net Assets — 100.0%		$71,140,559
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at May 31, 2026.
Affiliated Investments
At May 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $806,955, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,945	$6,651,527	$(5,849,517)	$ —	$ —	$806,955	$3,846	806,955
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Focused Value Opportunities Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$70,277,505*	$ —	$ —	$70,277,505
Short-Term Investments	806,955	—	—	806,955
Total Investments	$71,084,460	$ —	$ —	$71,084,460
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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